Equity - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Net Profit (Loss) attributable to shareholders, basic	R$ 907,132	R$ 302,343	R$ (11,090)
Average number of shares, basic	435,927,486	401,773,841	401,159,541
Diluted earnings (loss) per share	R$ 2.07	R$ 0.75	R$ (0.03)
Basic earnings (loss) per share	2.08	0.75	R$ (0.03)
Shares granted under compensation plans	R$ 3,048,026	R$ 103,520
Non-controlling interests	R$ 177,132	R$ 124,881
Reflex reserve	R$ (43,074)	R$ (44,217)	R$ (125,299)